Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Prepaid expenses and other current assets [line Items]
Prepayments	[1]	$ 3,521,300	$ 2,377,901
Security deposit		53,194	65,060
Accrued interest		21,073	43
Other current assets		$ 3,595,567	$ 2,443,004

[1]	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.